Expense Example, No Redemption - Floating Rate Income Fund - Class C	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 179
Expense Example, No Redemption, 3 Years	579
Expense Example, No Redemption, 5 Years	1,005
Expense Example, No Redemption, 10 Years	$ 1,995